                                            File No. 33-59261, 811-5626
                                            Filed under Rule 497(e)
GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                   PROFILE
                                     AND
                            PROSPECTUS SUPPLEMENT
                               DECEMBER 10, 1999

                                    to the

                 Profiles and Prospectuses dated May 1, 1999 for
         the Deferred Combination Variable and Fixed Annuity Contracts
      (the "GoldenSelect Access/R/  Profile and Prospectus," "GoldenSelect
        DVA/R/ Profile and Prospectus," "GoldenSelect DVA Plus/R/ Profile
         and Prospectus," and "GoldenSelect DVA Series 100/R/ Profile and
                                  Prospectus,")

                                     and

              Flexible Premium Variable Life Insurance Policies
                   (the "GoldenSelect Genesis I/R/ and
                GoldenSelect Genesis Flex/R/ Prospectus")

                                  issued by

                  Golden American Life Insurance Company


    Effective February 1, 2000, Capital Guardian Trust Company will become Portfolio Manager to the Small Cap Series and the Managed Global Series.

    This supplement should be retained with your GoldenSelect Profile and Prospectus.





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